Property and Equipment, Net (Details) - Schedule of depreciation expense on property and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, Net (Details) - Schedule of depreciation expense on property and equipment [Line Items]
Depreciation expense, Total	$ 79	$ 175	$ 264
Cost of revenues [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense on property and equipment [Line Items]
Depreciation expense, Total		46	104
Sales and marketing expenses [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense on property and equipment [Line Items]
Depreciation expense, Total	1	1	3
General and administrative expenses [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense on property and equipment [Line Items]
Depreciation expense, Total	13	53	47
Research and development expenses [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense on property and equipment [Line Items]
Depreciation expense, Total	$ 65	$ 75	$ 110